UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2001

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Viewpoint Investment Partners
Address:          11995 El Camino Real, Suite 305
                  San Diego, CA  92130


Form 13F File Number:  28-06069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard S. Coons
Title:            President
Phone:            858/704-1310

Signature, Place, and Date of Signing:

                  Richard S. Coons             San Diego, CA           10/30/01
--------------------------------------------------------------------------------
                  [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                     0
                                                     -------------------
Form 13F Information Table Entry Total:                               78
                                                     -------------------
Form 13F Information Table Value Total:              $            73,525
                                                     -------------------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    VIEWPOINT INVESTMENT PARTNERS
                                                              Form 13F
                                                               9/30/01
                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ------- --------       --------------------
AOL Time Warner              COM         00184A105           993        30,000   Sh       SOLE     N/A        30,000
AT&T Wireless                COM         00209A106           747        50,000   Sh       SOLE     N/A        50,000
Abercrombie & Fitch Co       COM         002896207         1,055        60,000   Sh       SOLE     N/A        60,000
Abgenix Inc.                 COM         00339B107         1,135        50,000   Sh       SOLE     N/A        50,000
Adept Technology             COM         006854103           151        50,000   Sh       SOLE     N/A        50,000
Alkermes Inc                 COM         01642T108         1,976       100,900   Sh       SOLE     N/A       100,900
Altera Corp                  COM         021441100           819        50,000   Sh       SOLE     N/A        50,000
American Eagle Outfitters    COM         02553E106           597        30,000   Sh       SOLE     N/A        30,000
American Power Conversion    COM         029066107           934        80,000   Sh       SOLE     N/A        80,000
American Tower Corp          COM         029912201           695        50,000   Sh       SOLE     N/A        50,000
Apple Computer               COM         037833100           946        61,000   Sh       SOLE     N/A        61,000
Applied Films Corp           COM         038197109           377        22,500   Sh       SOLE     N/A        22,500
Applied Micro Circuits       COM         03822W109           489        70,000   Sh       SOLE     N/A        70,000
Atmel Corp.com               COM         049513104           468        70,000   Sh       SOLE     N/A        70,000
Bed Bath & Beyond Inc        COM         075896100           764        30,000   Sh       SOLE     N/A        30,000
Beverley Enterprises         COM         087851309         1,510       148,000   Sh       SOLE     N/A       148,000
Biomet                       COM         090613100           731        25,000   Sh       SOLE     N/A        25,000
Bionutrics Inc.              COM         090946104            40        17,140   Sh       SOLE     N/A        17,140
Brocade Communications       COM         111621108           421        30,000   Sh       SOLE     N/A        30,000
Caremark RX Inc.             COM         141705103         2,957       177,300   Sh       SOLE     N/A       177,300
Cisco Systems                COM         17275R102         1,035        85,000   Sh       SOLE     N/A        85,000
Clear Channel Communications COM         184502102           994        25,000   Sh       SOLE     N/A        25,000
Conexant Systems             COM         207142100           581        70,000   Sh       SOLE     N/A        70,000
Coolsavings.com Inc          COM         216485102            36       127,000   Sh       SOLE     N/A       127,000
Cox Cable                    COM         224044107           835        20,000   Sh       SOLE     N/A        20,000
Cumulus Media Inc            COM         231082108           209        30,000   Sh       SOLE     N/A        30,000
Cypress Semiconductor        COM         232806109           743        50,000   Sh       SOLE     N/A        50,000
Davita Inc                   COM         23918k108         1,144        56,200   Sh       SOLE     N/A        56,200
Dell Computer                COM         247025109         1,998       107,800   Sh       SOLE     N/A       107,800
Ebay                         COM         278642103         1,373        30,000   Sh       SOLE     N/A        30,000
Flextronics International    COM         Y2573F102           579        35,000   Sh       SOLE     N/A        35,000
Gap Inc                      COM         364760108         1,793       150,000   Sh       SOLE     N/A       150,000
Genus Inc                    COM         372461103           261       133,700   Sh       SOLE     N/A       133,700
Harrahs Entertainment Inc    COM         413619107         1,351        50,000   Sh       SOLE     N/A        50,000
Hispanic Broadcasting Corp   COM         43357B104           322        20,000   Sh       SOLE     N/A        20,000
Immunogen Inc                COM         45253H101           259        28,600   Sh       SOLE     N/A        28,600
Inhale Therapeutics Systems  COM         457191104           599        45,000   Sh       SOLE     N/A        45,000
Interneuron Pharmaceuticals  COM         460573108           260        52,200   Sh       SOLE     N/A        52,200
Juniper.com                  COM         48203R104           382        39,400   Sh       SOLE     N/A        39,400
Krispy Kreme Doughnuts       COM         501014104           888        30,000   Sh       SOLE     N/A        30,000
Kulicke and Soffa Industries COM         501242101           327        30,000   Sh       SOLE     N/A        30,000
Lamar Advertising Co         COM         512815101           606        20,000   Sh       SOLE     N/A        20,000
Lockheed Martin              COM         539830109         1,313        30,000   Sh       SOLE     N/A        30,000
Manor Care                   COM         564055101           531        18,900   Sh       SOLE     N/A        18,900
May Department Stores        COM         577778103           580        20,000   Sh       SOLE     N/A        20,000
McDonalds Corp               COM         580135101         1,357        50,000   Sh       SOLE     N/A        50,000
Medarex Inc                  COM         583916101           941        62,300   Sh       SOLE     N/A        62,300
Nasdaq 100 Shares            COM         631100104         6,080       209,800   Sh       SOLE     N/A       209,800
Nextel Communications        COM         65332V103           864       100,000   Sh       SOLE     N/A       100,000
PMC Sierra Inc.              COM         69344F106           514        50,000   Sh       SOLE     N/A        50,000
Pacific Sunwear Ca           COM         694873100           413        30,000   Sh       SOLE     N/A        30,000
People Soft Inc.             COM         712713106         1,353        75,000   Sh       SOLE     N/A        75,000
Peregrine Systems            COM         71366Q101           758        60,000   Sh       SOLE     N/A        60,000
Qualcomm Inc.                COM         747525103           951        20,000   Sh       SOLE     N/A        20,000
Radio One                    COM         75040P108           199        17,200   Sh       SOLE     N/A        17,200
Redback Network              COM         757209101           254       175,200   Sh       SOLE     N/A       175,200
Renal Caregroup Inc.         COM         759930100         1,077        35,000   Sh       SOLE     N/A        35,000
Retek Inc.                   COM         76128Q109           883        70,000   Sh       SOLE     N/A        70,000
Rf Microdevices              COM         749941100           830        50,000   Sh       SOLE     N/A        50,000
S&P Depository Trades and Qu COM         78462F103         1,619        15,500   Sh       SOLE     N/A        15,500
Sanmina Corp                 COM         800907107         1,222        90,000   Sh       SOLE     N/A        90,000
Sears Roebuck and co         COM         812387108           693        20,000   Sh       SOLE     N/A        20,000
Siebel Sys Inc               COM         826170102         1,496       115,000   Sh       SOLE     N/A       115,000
Silicon Image, Inc.          COM         82705T102         1,179       563,900   Sh       SOLE     N/A       563,900
Six Flags Inc                COM         83001P109         1,065        87,100   Sh       SOLE     N/A        87,100
Sprint Corp                  COM         852061100         1,201        50,000   Sh       SOLE     N/A        50,000
Starbucks Corp               COM         855244109         1,933       129,400   Sh       SOLE     N/A       129,400
Starwood Hotels & Resorts    COM         85590A203         1,100        50,000   Sh       SOLE     N/A        50,000
Sun Microsystems             COM         866810104         2,398       290,000   Sh       SOLE     N/A       290,000
Texas Instruments            COM         882508104         1,249        50,000   Sh       SOLE     N/A        50,000
Triquint                     COM         89674K103           560        35,000   Sh       SOLE     N/A        35,000
Univision Communications Inc COM         914906102         1,148        50,000   Sh       SOLE     N/A        50,000
Usa Networks Inc             COM         902984103         1,043        58,000   Sh       SOLE     N/A        58,000
Vans Inc.                    COM         921930103           345        30,000   Sh       SOLE     N/A        30,000
Verisity Inc                 COM         M97385112           182        25,000   Sh       SOLE     N/A        25,000
Vitesse Semiconductor        COM         928497106           388        50,000   Sh       SOLE     N/A        50,000
Western Digital              COM         958102105         1,426       657,000   Sh       SOLE     N/A       657,000
------------------------------------------------------------------------------------------------------------------------------------
                              78                          73,525